Earnings per share	6 Months Ended
Jun. 30, 2024
Earnings per share [abstract]
Earnings per share	Earnings per share

	Half year ended 30.06.24	Half year ended 30.06.23
	£m	£m
Profit attributable to ordinary equity holders of the parent	2,787	3,111

	m	m
Basic weighted average number of shares in issue	14,972	15,645
Number of potential ordinary shares	445	470
Diluted weighted average number of shares	15,417	16,115

	p	p
Basic earnings per ordinary share	18.6	19.9
Diluted earnings per ordinary share	18.1	19.3